GAIN ON SALE OF SUBSIDIARIES AND DISPOSAL GROUPS (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Discontinued Operations and Disposal Groups [Abstract]
Proceeds from Sales of Business, Affiliate and Productive Assets		$ 84,400
Gain (Loss) on Disposition of Stock in Subsidiary	$ 0	$ 7,613	$ 0	$ 0